Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—54.6%
		U.S. Treasury Notes—54.6%
$10,000,000		United States Treasury Note, 3.125%, 8/31/2027	$ 9,931,200
9,000,000		United States Treasury Note, 3.500%, 9/30/2027	8,997,403
26,000,000		United States Treasury Note, 3.500%, 1/31/2028	26,000,042
10,000,000		United States Treasury Note, 3.625%, 8/15/2028	10,034,375
7,000,000		United States Treasury Note, 3.625%, 8/31/2030	7,008,964
15,000,000		United States Treasury Note, 3.625%, 9/30/2030	15,017,917
10,000,000		United States Treasury Note, 3.750%, 6/30/2027	10,031,651
24,500,000		United States Treasury Note, 3.750%, 4/15/2028	24,642,639
30,000,000	[1]	United States Treasury Note, 3.750%, 12/31/2028	30,217,113
14,000,000		United States Treasury Note, 3.875%, 3/31/2027	14,052,594
7,500,000		United States Treasury Note, 3.875%, 5/31/2027	7,535,029
6,000,000		United States Treasury Note, 3.875%, 6/15/2028	6,056,250
10,000,000		United States Treasury Note, 4.000%, 6/30/2028	10,126,059
5,000,000		United States Treasury Note, 4.000%, 7/31/2029	5,077,735
32,500,000		United States Treasury Note, 4.000%, 2/28/2030	33,047,147
53,500,000		United States Treasury Note, 4.000%, 3/31/2030	54,407,831
32,000,000		United States Treasury Note, 4.125%, 9/30/2027	32,341,661
6,500,000		United States Treasury Note, 4.125%, 10/31/2029	6,634,735
7,500,000		United States Treasury Note, 4.250%, 1/31/2030	7,697,023
20,000,000		United States Treasury Note, 4.375%, 8/31/2028	20,455,684
		TOTAL U.S. TREASURIES (IDENTIFIED COST $335,653,664)	339,313,052
		CORPORATE BONDS—26.0%
		Basic Industry - Metals & Mining—0.3%
2,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 4.000%, 12/15/2028	1,995,002
		Capital Goods - Aerospace & Defense—1.2%
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,992,012
1,500,000		Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	1,595,694
935,000		General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	945,829
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,835,131
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.848% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,095
		TOTAL	7,404,761
		Capital Goods - Construction Machinery—0.9%
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	5,325,256
		Capital Goods - Diversified Manufacturing—0.4%
2,500,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	2,592,588
		Capital Goods - Environmental—0.2%
1,075,000		Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	1,104,501
		Communications - Cable & Satellite—0.1%
590,000	[3]	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	606,081
		Communications - Media & Entertainment—0.9%
1,485,000		AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	1,519,440
1,435,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	1,445,291
2,500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	2,512,550
		TOTAL	5,477,281

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.4%
$ 2,500,000	T-Mobile USA, Inc., 2.550%, 2/15/2031	$ 2,290,970
	Communications - Telecom Wirelines—0.9%
690,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	688,639
5,100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	5,033,404
	TOTAL	5,722,043
	Consumer Cyclical - Automotive—1.4%
2,510,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,459,996
3,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	3,013,450
845,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	846,544
2,500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	2,556,528
	TOTAL	8,876,518
	Consumer Cyclical - Services—0.4%
1,730,000	Sodexo, Inc., Sr. Unsecd. Note, 144A, 5.150%, 8/15/2030	1,778,988
545,000	Uber Technologies, Inc., Sr. Secd. Note, 4.150%, 1/15/2031	542,956
	TOTAL	2,321,944
	Consumer Non-Cyclical - Food/Beverage—0.7%
2,100,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	2,144,071
1,885,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,931,691
	TOTAL	4,075,762
	Consumer Non-Cyclical - Health Care—1.1%
2,750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	2,806,525
1,040,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,064,248
2,000,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	2,058,360
615,000	HCA, Inc., Sr. Unsecd. Note, 4.300%, 11/15/2030	613,401
524,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	542,028
	TOTAL	7,084,562
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
3,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,326,987
2,500,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,530,563
	TOTAL	5,857,550
	Consumer Non-Cyclical - Tobacco—0.5%
1,250,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,315,082
2,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,042,544
	TOTAL	3,357,626
	Energy - Independent—0.2%
1,000,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	970,368
	Energy - Integrated—0.5%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,020,912
2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.650%, 3/20/2031	2,006,510
	TOTAL	3,027,422
	Energy - Midstream—1.8%
2,070,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,155,965
2,000,000	Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	2,005,385
910,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	936,691
2,000,000	Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,997,302
1,250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,319,123
2,490,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	2,543,557
	TOTAL	10,958,023
	Financial Institution - Banking—5.2%
910,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	942,529

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	$ 2,001,995
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	1,869,470
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,572,307
1,530,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,595,248
570,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	600,692
2,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,082,771
1,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	1,649,871
1,665,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.255%, 10/22/2031	1,667,313
735,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	762,690
1,275,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,383,289
3,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	3,042,785
1,000,000	Morgan Stanley, 4.654%, 10/18/2030	1,015,013
640,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	640,673
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	1,568,169
1,805,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,871,721
1,195,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,240,651
1,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	1,513,716
2,000,000	U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,081,624
2,275,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	2,347,714
	TOTAL	32,450,241
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,460,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,514,693
	Financial Institution - Finance Companies—0.7%
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,640,142
790,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.375%, 11/15/2030	789,194
765,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	774,349
1,290,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,359,565
	TOTAL	4,563,250
	Financial Institution - Insurance - Health—0.2%
1,400,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,306,299
	Financial Institution - Insurance - Life—0.9%
3,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,093,014
2,500,000	Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	2,555,599
	TOTAL	5,648,613
	Financial Institution - Insurance - P&C—0.5%
3,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	3,090,583
	Financial Institution - REIT - Apartment—0.4%
2,250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	2,261,442
	Technology—2.2%
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	1,008,846
2,500,000	Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	2,522,223
2,520,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	2,479,275
2,500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.950%, 2/26/2031	2,601,446
1,850,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	1,856,617
1,515,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,511,709
1,315,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,342,991
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	527,659
	TOTAL	13,850,766
	Transportation - Services—0.5%
1,000,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,050,652

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 1,800,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	$ 1,854,254
	TOTAL	2,904,906
	Utility - Electric—2.2%
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	443,231
1,860,000	Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	1,862,419
860,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	874,740
1,005,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,039,538
1,135,000	EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	1,132,405
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,933,465
245,000	FirstEnergy Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	243,992
2,305,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,365,321
705,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	704,147
	TOTAL	13,599,258
	Utility - Other—0.2%
1,135,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,173,310
	TOTAL CORPORATE BONDS (IDENTIFIED COST $158,916,113)	161,411,619
	ASSET-BACKED SECURITIES—7.9%
	Auto Receivables—5.8%
2,976,793	Bank of America Auto Trust 2023-2, Class A3, 5.740%, 6/15/2028	3,004,930
2,118,750	BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	2,124,395
3,700,000	BMW Vehicle Owner Trust 2024-A, Class A3, 5.180%, 2/26/2029	3,733,524
2,357,274	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	2,388,824
2,650,000	Enterprise Fleet Financing LLC 2024-2, Class A3, 5.610%, 4/20/2028	2,696,857
2,500,000	Enterprise Fleet Financing LLC 2025-4, Class A3, 4.110%, 12/20/2029	2,515,379
889,352	Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	893,726
1,727,367	Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	1,749,848
2,750,000	Honda Auto Receivables Owner Trust 2025-1, Class A3, 4.570%, 9/21/2029	2,779,606
1,600,000	Hyundai Auto Lease Securitization Trust 2024-C, Class A3, 4.620%, 4/17/2028	1,608,745
2,500,000	Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	2,524,032
1,350,000	Mercedes-Benz Auto Lease Trust 2024-B, Class A3, 4.230%, 2/15/2028	1,352,766
1,750,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A3, 4.350%, 10/20/2027	1,753,282
4,500,000	Toyota Auto Receivables Owner Trust 2024-B, Class A3, 5.330%, 1/16/2029	4,553,610
1,300,000	Volvo Financial Equipment LLC 2025-2A, Class A3, 3.990%, 12/17/2029	1,303,985
1,000,000	World Omni Auto Receivables Trust 2025-D, Class A3, 3.950%, 3/17/2031	1,002,936
	TOTAL	35,986,445
	Equipment Lease—1.4%
2,870,104	CNH Equipment Trust 2024-A, Class A3, 4.770%, 6/15/2029	2,893,835
1,352,398	DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	1,357,299
384,651	MMAF Equipment Finance LLC 2020-A, Class A3, 0.970%, 4/9/2027	381,188
2,500,000	MMAF Equipment Finance LLC 2023-A, Class A3, 5.540%, 12/13/2029	2,531,518
1,250,000	MMAF Equipment Finance LLC 2025-B, Class A3, 4.130%, 10/13/2032	1,251,729
	TOTAL	8,415,569
	Other—0.5%
3,400,000	Verizon Master Trust 2025-7, Class A1A, 3.960%, 8/20/2031	3,414,629
	Student Loans—0.2%
533,411	Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	499,816
538,649	Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	509,839
	TOTAL	1,009,655
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $48,493,366)	48,826,298

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.4%
$ 874,594		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	$ 838,345
1,499,088		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	1,472,152
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,444,874)	2,310,497
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
494,945		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	484,363
272,858		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	258,010
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $801,378)	742,373
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
8,827	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 4.856% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $8,844)	8,779
		INVESTMENT COMPANIES—10.7%
195,513		Bank Loan Core Fund	1,673,594
284,260		Emerging Markets Core Fund	2,581,083
6,171,528		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[4]	6,171,528
1,037,324		Mortgage Core Fund	8,827,622
5,310,428		Project and Trade Finance Core Fund	47,475,227
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $64,989,190)	66,729,054
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $611,307,429)	619,341,672
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	1,890,553
		NET ASSETS—100%	$621,232,225
At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	172	$35,923,813	March 2026	$(9,633)
United States Treasury Notes 5-Year Long Futures	75	$8,232,422	March 2026	$9,168
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(465)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Affiliates	Value as of 8/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2025	Shares Held as of 11/30/2025	Dividend Income
Bank Loan Core Fund	$1,649,714	$29,663	$—	$(5,783)	$—	$1,673,594	195,513	$29,607
Emerging Markets Core Fund	$2,477,208	$73,227	$—	$30,648	$—	$2,581,083	284,260	$73,279
Federated Hermes Government Obligations Fund, Premier Shares*	$7,589,113	$111,399,328	$(112,816,913)	$—	$—	$6,171,528	6,171,528	$114,835
Mortgage Core Fund	$8,576,255	$107,485	$—	$143,882	$—	$8,827,622	1,037,324	$107,560
Project and Trade Finance Core Fund	$46,595,877	$774,875	$—	$104,475	$—	$47,475,227	5,310,428	$775,435
TOTAL OF AFFILIATED TRANSACTIONS	$66,888,167	$112,384,578	$(112,816,913)	$273,222	$—	$66,729,054	12,999,053	$1,100,716

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$65,823	$67,200

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$339,313,052	$—	$339,313,052
Corporate Bonds	—	161,411,619	—	161,411,619
Asset-Backed Securities	—	48,826,298	—	48,826,298
Commercial Mortgage-Backed Securities	—	2,310,497	—	2,310,497
Mortgage-Backed Securities	—	742,373	—	742,373
Collateralized Mortgage Obligation	—	8,779	—	8,779
Investment Companies	19,253,827	—	—	19,253,827
Other Investments[1]	—	—	—	47,475,227
TOTAL SECURITIES	$19,253,827	$552,612,618	$—	$619,341,672
Other Financial Instruments:[2]
Assets	$9,168	$—	$—	$9,168
Liabilities	(9,633)	—	—	(9,633)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(465)	$—	$—	$(465)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $47,475,227 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate